Convertible Debentures - Schedule of Convertible Debentures (Details) - DevvStream Corp [Member] - Envviron SAS [Member] - Related Party [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Convertible debentures [Abstract]
Balance	$ 13,089,512	$ 881,544
Issued		13,686,133	920,000
Fair value of embedded derivative		(138,250)	(73,550)
Issuance discount		(800,000)
Transaction costs		(85,000)	(36,484)
Repayment	(899,938)	(448,151)
Accretion	468,111	346,424	52,552
Interest	557,401	305,591	19,026
Accrued interest transferred to accrued liabilities		(21,129)
Extinguishment		(3,982,650)
Assumed on RTO		3,345,000
Balance	$ 13,215,086	$ 13,089,512	$ 881,544